ProFund VP Financials Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Financial Select Sector Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.02%	15.27%	13.18%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
None
Prospectus [Line Items]
Average Annual Return, Percent			12.90%	12.77%	11.04%
Performance Inception Date		Jan. 22, 2001

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.